Property and Equipment (Details Narrative) (USD $)	9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Property, Plant and Equipment [Abstract]
Property and equipment, depreciation expense	$ 3,241	$ 3,136	$ 8,913	$ 11,182
Proceeds from sale of equipment			$ 5,000	$ 10,500